Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets
CONDENSED BALANCE SHEETS

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	147	30,860	4,843
Receivables from subsidiaries	442,491	3,501,544	549,468

Total current assets	442,638	3,532,404	554,311

Non-current assets:
Investments in subsidiaries	—	470	74

Total assets	442,638	3,532,874	554,385

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Refund from depository bank – current	2,060	2,013	316
Non-current liabilities:
Refund from depository bank – non-current	8,020	5,824	914
Warrant liability	—	66,347	10,411

Total liabilities	10,080	74,184	11,641

Shareholders’ equity:
Ordinary shares	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Treasury stocks	(23,915)	(231,281)	(36,293)
Additional paid-in capital	1,634,619	2,891,134	453,501
Statutory reserves	97,307	97,420	15,287
Accumulated other comprehensive loss	(79,780)	(101,925)	(15,994)
Retained earnings (accumulated deficit)	(1,195,673)	803,342	126,243

Total shareholders’ equity	432,558	3,458,690	542,744

Total liabilities and shareholders’ equity	442,638	3,532,874	554,385

Schedule of Condensed Statements of Comprehensive Loss
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(e))
Cost of revenues and operating expenses:
Cost of revenues	—	—	(269)	(42)
Research and development expenses	(22,465)	(652)	(99,173)	(15,562)
Sales and marketing expenses	(358)	(41)	(8,239)	(1,293)
General and administrative expenses	(247,426)	(2,277)	(390,448)	(61,270)

Loss from operations	(270,249)	(2,970)	(498,129)	(78,167)

Interest income	5	—	1	—
Other income, net	—	2,425	2,037	320
Change in fair value of warrant liability	—	—	190,178	29,843
Share of income (losses) from subsidiaries*	(764,266)	(214,549)	2,306,195	361,892

Net income (loss)	(1,034,510)	(215,094)	2,000,282	313,888

Foreign currency translation adjustment, net of nil tax	9,688	(24,238)	(22,145)	(3,475)

Total comprehensive income (loss)	(1,024,822)	(239,332)	1,978,137	310,413

Schedule of Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(e))
Cash flows from operating activities
Receipt of refund from depository bank	—	13,285	—	—
Other cash used in operating activities	(39)	(1)	(6,462)	(1,014)

Net cash provided by (used in) operating activities	(39)	13,284	(6,462)	(1,014)

Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	(1,252,029)	28,451	(871,194)	(136,709)

Net cash provided by (used in) investing activities	(1,252,029)	28,451	(871,194)	(136,709)

Cash flows from financing activities
Proceeds from issuance of ordinary shares	669,559	—	—	—
Proceeds from issuance of ordinary shares upon IPO	582,449	—	—	—
Payment for repurchase of ordinary shares	—	(23,915)	(103,543)	(16,248)
Prepayment under share repurchase agreement	—	(16,146)	(573)	(90)
Payment for cost of issuance	—	—	(519)	(81)
Proceeds from issuance of ordinary shares and warrants	—	—	1,029,455	161,544

Net cash provided by (used in) financing activities	1,252,008	(40,061)	924,820	145,125

Net increase (decrease) in cash and cash equivalents	(60)	1,674	47,164	7,402
Effect of exchange rate changes on cash	74	(1,541)	(16,451)	(2,582)
Cash and cash equivalents, beginning of year	—	14	147	23

Cash and cash equivalents, end of year	14	147	30,860	4,843